FORM  N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number                   811-01932

Exact name of registrant as specified in charter     Valley Forge Fund, Inc.

Address of principal executive offices               1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Name and address of agent for service                Bernard B. Klawans
                                                     1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Registrants telephone number, including area code    610-688-6839

Date of fiscal year end:                             12/31/08

Date of reporting period:                            09/30/08

Item 1. Schedule of Investments. Sep. 30, 2008 - Valley Forge Fund - (Unaudited)

COMMON STOCKS:                      46.7%       Shares       Cost         Value

 Basic Materials                     0.3%
  Coeur D'Alene Mines Corporation *             13,000      221,935       19,890
                                                          _________    _________
                                                         $  221,935   $   19,890
 Communications                      6.9%
  ADC Telecommunications *                      12,000      190,022      101,400
  AT&T Corp.                                    10,000      307,971      279,200
  Verizon Communications Inc.                    5,000      174,603      160,450
                                                          _________    _________
                                                         $  672,596 $    541,050
 Consumer Orientated                26.1%
  Coca-cola Company                              5,000      261,606      264,400
  Kimberly-Clark Corp.                           5,000      295,455      324,200
  Pep Boys - Manny, Moe & Jack                  20,000      542,916      123,600
  Sara Lee Corp.                                10,000      130,018      126,300
  Supervalu Inc.                                30,000      535,917      651,000
  Target Corporation                             5,000      299,605      245,250
  Time Warner Inc.                              25,000      405,026      327,750
                                                          _________    _________
                                                         $2,470,543   $2,062,500
 Financial                           0.6%
  Federal Argic Mtg Corp. Class C Non Voting    12,000      294,069       49,200
                                                          _________    _________
                                                         $  294,069   $   49,200
 Industrials                        12.8%
  Dow Chemical                                   5,000      162,856      158,900
  General Electric Company                      20,000      752,373      510,000
  3M Company                                     5,000      342,356      341,550
                                                         __________   __________
                                                         $1,257,585   $1,010,450
                                                         __________   __________
    Total Common Stocks                                  $4,916,728   $3,683,090
                                                         __________   __________

SHORT TERM INVESTMENT:              52.7%
  Commerce Bank Savings Account, 4.8% (**)                4,162,000    4,162,000
                                                         __________   __________

    Total Short-term Investment                          $4,162,000   $4,162,000
                                                         __________   __________

TOTAL INVESTMENTS                                        $9,078,728   $7,845,090
                                    99.4%                             __________

OTHER ASSETS LESS LIABILITITS - NET  0.6%                                 46,200
                                                                      __________
NET ASSETS                         100.0%                             $7,891,290
                                                                      ==========
  * Non-income producing during the year
 ** Only $100,000 of this is insured by the Federal Government. Fund Management believes that risk of loss is small but, nevertheless, should be disclosed.

Security Evaluation: The Fund adapted the FASB Statement of Financial Accounting Standards No.157 ("FAS 157") Fair Value Measurements effective January 1, 2008. which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The Fund found that adaption of FAS 157 had no effect on its financial statements. All securities purchased by the Fund trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Fund securities on a daily basis.
The three-tier hirearcy of inputs along with evaluation of the Fund's investments in securities as of September 30, 2008 are summarized below.

                                                       Valley Forge Fund
                                                  Investments    Other Financial
                                                 in Securities     Instruments *
Level 1 Quoted prices in active narkets for
        identical investments.                     $3,683,090       $         0
Level 2 Other significant observable inputs
        (including quoted prices for similar
        investments, interest rates, prepayments,
        speeds, credit risk, etc.                           0                 0
Level 3 Significant unobservable inputs (including
        the Fund's own assumptions in deteremining
        the fair value of investments)                      0                 0
                                                   __________      ____________
        Total Value of Commom Stocks 09/30/08      $3,683,090       $         0

* Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as forwards and swap contracts, which are valued at the realized appreciation/deprecition on the instrument.

In June 2006, FASB issued Interpretation No. 48 ("FIN"), Accounting for Uncertanty in Income Taxes". FIN 48 established the minimum threshold for recognizing, and a system for measuring the benefits of tax-return positions in financial statements, effective for the fund's current fiscal year. Management found that adaption of FIN 48 had an effect on its financial statements and has concluded that no provision for income tax is required in the Fund's financial statements.


Item 2. Controls and Procedures.

Policy - The Valley Forge Fund "(VFF") had hired an Independent Accountant and legal support in its ongoing effort to comply with revalent regulatory requirements, provide information about the Firm's business activities, policies and identify any actual and/or Potential Conflicts of Interest ("PCOI") among other things. All changes recommended by the Securities & Exchange and the independently hired Auditor are believed to have been incorporated and become integrated into daily operations.

Background - The Security and Exchange Commission ("SEC") has adopted Rule 38a-1 under the Investment Company Act of 1940 that requires SEC registered mutual funds such as the VFF to:
1. Establish written Compliance Policies and Procedures designed to prevent violations of applical laws by he Fund or any of its supervised personnel.
2. Achieve approval by a majority of the Fund's Board of Independent Directors along with all supervisory personnel of these Fund Policies and Procedures. In addition, these Policies and Procedures are reviewed at least annually for updating and revision as may be required.
3 Designate a Chief Compliance Officer ("CCO") who must, among other things, provide a written report to the Board that addresses the operation of the Policies and Procedures of the Fund and its supervisory personnel. The Report will contain any material changes to the Policies and Procedures and a description of any material compliance matter that has occurred since the last report.

Responsibility - Bernard Klawans, who is the President of VFF, has been appointed CCO for the Fund and also acts in that capacity for the Investment Adviser and Transfer Agent. He, therefore, is responsible for maintaining and adminstering the Fund's adapted (and approved by the Board) thirty written Policies and Procedures.

The Securities and Exchange Commission Philadelphia Office has completed its latest routine on-site examination of the Fund's operations as of April 30, 2007. They independently calculated the total return of the VFF for the years ending 2004 and 2005 and then compared these results with the total returns reflected in VFF's Prospectus and found no material differences. However, the SEC Staff found numerous PCOI that could be considered to be not in the best interest of VFF Shareholders. All PCOI's have been examined in depth by Mr. Klawans and the Valley Forge Board of Directors. Resolutions including eliminations and/or changed operations that have been acted upon and reported in the Fund's reply letter to the SEC Examination include, but were not limited to:
a. Fund personnel will no longer loan the Fund money for short periods with no interest charges to meet short term Fund cash needs because of large shareholder redemptions.
b. Fund personnel that control Fund bank accounts will no longer have personal accounts in the same bank.
c.The Fund's written Policies and Procedures were inadequate. Thirty Policies and Procedures have now been either created or amended to reflect the current believed to be correct proper Fund operations.
d. All future documents filled with the SEC will be modified to meet specified standards.
e. Daily pricing sheets have been modified to allow easy confirmation of Fund cash positions compared to the Fund's written journals.
f. Two signatures are now required on all checks issued by the Fund that are over $5,000. All checks must be signed by Mr. Klawans. Persons authorized to provide the second signature include Sandra Texter (the Fund Secretary and Mr. Klawans daughter) and Ellen Klawans (Mr. Klawans daughter-in-law) that holds no position in the Fund.
g. Fund bank statements are now being opened and balanced by individuals. Mr. Klawans then checks the results and makes them part of the Fund's financial records.
h.In addition to the information such as that above given in the Fund's reply letter to the SEC's in-house examination, the Fund's financial statements for the years 2004, 2005 and 2006 have been restated and filed on the internet via Edgar to grant the public access to the enacted changes.
i. Mr. Klawans is 87 years old and, at the suggestion of the Securities and Exchange Commision, has decided to reduce his personal work load. To accomplish this, he plans to turn over most operations of the Fund to others and remain primarily in a role in portfolio management by the end of 2008.
This gradual change is not expected to impact Fund operation and performance.
j. The manual written journal has been placed onto an excel spread sheet to permit easy and clean access to all Valley Forge Fund transactions for the year 2008.


Item 3. Audit Committee Financial Expert.

The current principal executive officer Bernard Klawans has prepared all financial documents ever issued by the Fund. These documents include thirty-seven annual audits along with absolutely no material shareholder complaints or challenges. It is believed that the 37 years of Mr. Klawans' financial management experience along with the small size of the Fund (about 9 million in assets) is sufficient rational to preclude the need for an Audit Committee or an Audit Financial Expert to monitor future Fund finances until or unless the Fund's assets exceed 15 million in total assets.



                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                         Valley Forge Fund, Inc.

Date                                                      10/06/08

By (Signature and Title)                              /s/ Sandra K. Texter
                                                          Sandra K. Texter
                                                          Secretary

By (Signature and Title)                              /s/ Bernard B. Klawans
                                                          Bernard B. Klawans
                                                          President